Quarterly Operating Results (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2013
Quarterly Financial Information Disclosure [Abstract]
Schedule of Quarterly Financial Information

The Company’s fiscal quarters consist of 13-week periods ending on the Friday nearest to the end of the calendar months of March, June and September.

	First	Second	Third	Fourth
	Quarter	Quarter	Quarter	Quarter
2013
Net sales	$1,543.7	$1,659.1	$1,557.1	$1,661.3
Gross profit	156.9	192.8	160.2	193.8
Net income (loss) attributable to Company common shareholders	(45.8)	8.2	5.7	13.8
Net income (loss) attributable to Company common shareholders—for diluted EPS computation	(45.8)	8.3	5.8	13.9
Earnings (loss) per common share—basic	$(0.92)	$0.17	$0.11	$0.28
Earnings (loss) per common share—assuming dilution	$(0.92)	$0.16	$0.11	$0.27

	First	Second	Third	Fourth
	Quarter	Quarter	Quarter	Quarter
2012
Net sales	$1,449.5	$1,475.2	$1,512.6	$1,622.2
Gross profit	149.1	173.7	165.4	136.7
Net income (loss) attributable to Company common shareholders	24.9	17.7	(22.9)	(15.7)
Net income (loss) attributable to Company common shareholders—for diluted EPS computation	25.0	17.8	(22.8)	(15.7)
Earnings (loss) per common share—basic	$0.50	$0.36	$(0.46)	$(0.32)
Earnings (loss) per common share—assuming dilution	$0.49	$0.35	$(0.46)	$(0.32)